Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 1,627	$ 4,477
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses and leases	230	250
Depreciation	211	211
Amortization, net	(66)	25
Deferred income tax (benefit)	623	(3,251)
Net loss on sales of securities		12
Originations of loans held for sale	(24,219)	(41,617)
Proceeds from sale of loans held for sale	22,430	44,830
Net gains on sales of loans	(134)	(325)
Loss on disposal of premises and equipment	16
Gain on sale of foreclosed assets	(4)
Earnings on bank owned life insurance	(133)	(132)
Stock-based compensation expense	122	134
Net change in:
Accrued interest receivable and other assets	899	993
Accrued interest payable and other liabilities	190	(505)
Net cash from operating activities	1,792	5,102
Cash flows from investing activities:
Net (increase) decrease in interest-bearing deposits in other financial institutions	(100)	494
Available-for-sale securities:
Maturities, prepayments and calls	1,261	5,509
Purchases	(5,981)	(4,573)
Loan and lease originations and payments, net	(49,056)	(44,531)
Proceeds from the sale of loans	1,124	4,099
Additions to premises and equipment	(47)	(45)
Proceeds from the sale of foreclosed assets	200
Net cash used by investing activities	(52,599)	(39,047)
Cash flows from financing activities:
Net change in deposits	84,881	32,128
Proceeds from FHLB advances	37,700	2,500
Repayments on FHLB advances	(38,700)	(2,500)
Net change in advances by borrowers for taxes and insurance	(248)	255
Cash dividends paid on Series B preferred stock	(750)	(750)
Purchase of treasury shares	(30)
Net cash from financing activities	82,853	31,633
Net change in cash and cash equivalents	32,046	(2,312)
Beginning cash and cash equivalents	25,895	28,207
Ending cash and cash equivalents	57,941	25,895
Supplemental cash flow information:
Interest paid	3,061	2,612
Income taxes paid	70
Supplemental noncash disclosures:
Transfers from loans to repossessed assets	204
Loans issued to finance the sale of repossessed assets	1,440
Loans transferred from held for sale to portfolio		1,833
Loans transferred from portfolio to held for sale		1,561
Dividends payable on Series B preferred stock	$ 187	$ 187